Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
									Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for Mr. Manley(1)	Summary Compensation Table Total for Mr. Jackson(1)	Summary Compensation Table Total for Ms. Miller(1)	Compensation Actually Paid to Mr. Manley(2)	Compensation Actually Paid to Mr. Jackson(2)	Compensation Actually Paid to Ms. Miller(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions)(7)	Adjusted Operating Income Per Basic Share(8)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$15,928,029	—	—	$22,612,761	—	—	$4,407,609	$5,550,338	$349	$186	$692	$29.97
2023	$13,588,817	—	—	$20,284,705	—	—	$4,121,198	$5,596,060	$309	$172	$1,021	$35.44
2022	$13,499,193	—	—	$12,706,450	—	—	$3,753,082	$2,390,745	$221	$123	$1,377	$35.63
2021	$8,513,663	$18,288,250	—	$8,159,065	$42,209,539	—	$5,761,104	$10,159,292	$240	$170	$1,373	$25.26
2020	—	$14,198,071	$12,362,521	—	$28,786,698	$4,112,952	$3,538,126	$5,295,383	$144	$126	$382	$11.95

Company Selected Measure Name	Adjusted operating income per basic share
Named Executive Officers, Footnote	The dollar amounts reflected in the columns labeled “(b)” are the amounts of total compensation reported for Messrs. Manley and Jackson and Ms. Miller for each corresponding year in the “Total” column of the applicable “Summary Compensation Table.”The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding any person who served as our principal executive officer, or “PEO”) in the “Total” column of the applicable “Summary Compensation Table.” The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Thomas A. Szlosek, Jeff Parent, Gianluca Camplone, and C. Coleman Edmunds, (ii) for 2023, Thomas A. Szlosek, Gianluca Camplone, C. Coleman Edmunds, Dave Koehler, Marc Cannon, and Joseph T. Lower; (iii) for 2022, Joseph T. Lower, Gianluca Camplone, Marc Cannon, C. Coleman Edmunds, and James R. Bender; (iv) for
2021, Joseph T. Lower, Marc Cannon, C. Coleman Edmunds, and James R. Bender; and (v) for 2020, Joseph T. Lower, Marc Cannon, C. Coleman Edmunds, James R. Bender, and Christopher R. Cade.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group consists of other public companies in the automotive retail market, referred to as the “Public Auto Retail Peer Group.” The Public Auto Retail Peer Group consists of Asbury Automotive Group, Inc., CarMax, Inc., Group 1 Automotive, Inc., Lithia Motors, Inc., Penske Automotive Group, Inc., and Sonic Automotive, Inc.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in the columns labeled “(c)” represent the amount of “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K and referred to as “CAP”) to Messrs. Manley and Jackson and Ms. Miller. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Manley and Jackson or Ms. Miller during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Manley’s and Jackson’s and Ms. Miller’s total compensation for each year to determine their respective CAP:

Year	Principal Executive Officer	Grant Date Fair Value of Equity Awards Granted During the Year	Fair Value at Year-End of Equity Awards Granted During the Year	Change in Fair Value of Awards Granted in Prior Years that Remain Unvested as of Year-End	Change in Fair Value as of Vesting Date of Awards Granted in Prior Years and Vested During the Year	Fair Value as of the End of Prior Year of Awards Cancelled During the Year	Total Adjustment to Equity Value Reflected in Compensation Paid
2024	Michael Manley	$(10,157,879)	$11,793,037	$4,928,471	$121,103	—	$6,684,732
2023	Michael Manley	$(8,315,079)	$9,070,897	$5,315,485	$624,585	—	$6,695,888
2022	Michael Manley	$(7,199,903)	$6,845,204	$(345,729)	$(92,315)	—	$(792,743)
2021	Michael Manley	$(6,699,904)	$6,345,306	—	—	—	$(354,598)
	Michael Jackson	$(9,099,956)	$13,948,969	$18,220,232	$1,939,393	(1,087,349)	$23,921,289
2020	Michael Jackson	$(7,946,117)	$12,646,506	$10,939,424	$(1,051,186)	—	$14,588,627
	Cheryl Miller	$(8,852,752)	$4,131,708	—	$(167,686)	$(3,360,839)	$(8,249,569)

Non-PEO NEO Average Total Compensation Amount	$ 4,407,609		$ 4,121,198		$ 3,753,082	$ 5,761,104	$ 3,538,126
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,550,338		5,596,060		2,390,745	10,159,292	5,295,383
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average CAP for the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs as a group for each year to determine the average CAP for such group:

Year		Grant Date Fair Value of Equity Awards Granted During the Year	Fair Value at Year-End of Equity Awards Granted During the Year	Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Change in Fair Value of Awards Granted in Prior Years that Remain Unvested as of Year-End	Change in Fair Value as of Vesting Date of Awards Granted in Prior Years and Vested During the Year	Fair Value as of the End of Prior Year of Awards Cancelled During the Year	Total Adjustment to Equity Value Reflected in Compensation Paid
2024	Average Non-PEO NEOs	$(2,076,382)	$2,410,630	—	$815,448	$(6,967)	—	$1,142,729
2023	Average Non-PEO NEOs	$(2,582,891)	$2,159,120	$2,475(a)	$1,236,451	$691,414	$(31,707)	$1,474,862
2022	Average Non-PEO NEOs	$(2,036,536)	$1,769,634	—	$(226,814)	$(148,343)	$(720,280)	$(1,362,339)
2021	Average Non-PEO NEOs	$(3,556,044)	$4,437,291	—	$3,342,317	$174,624	—	$4,398,188
2020	Average Non-PEO NEOs	$(1,804,891)	$2,834,605	—	$778,518	$(50,975)	—	$1,757,257

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our cumulative total shareholder return across our last five completed fiscal years.

Compensation Actually Paid vs. Net Income
CAP and Net Income
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our net income across our last five completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted Operating Income per Basic Share
The following graph describes the relationship between (a) the CAP for our principal executive officers and the average CAP for our named executive officers other than our principal executive officers included in the applicable Summary Compensation Table and (b) our adjusted operating income per basic share across our last five completed fiscal years.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph describes the relationship between (a) our cumulative total shareholder return across our last five completed fiscal years and (b) the cumulative total shareholder return for our peer group across the same period.

Tabular List, Table

Most Important Financial Performance Measures
Adjusted Operating Income Per Basic Share
Relative TSR
Return on Invested Capital

Total Shareholder Return Amount	$ 349		309		221	240	144
Peer Group Total Shareholder Return Amount	186		172		123	170	126
Net Income (Loss)	$ 692,000,000		$ 1,021,000,000		$ 1,377,000,000	$ 1,373,000,000	$ 382,000,000
Company Selected Measure Amount | $ / shares	29.97		35.44		35.63	25.26	11.95
Additional 402(v) Disclosure	Cumulative Total Shareholder Return (“TSR”) is calculated in accordance with the requirements of Item 402(v) of Regulation S-K.The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.
Analysis of the Information Presented in the Pay Versus Performance Table
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Committee’s fundamental philosophy is to closely link executive compensation with the achievement of performance goals tied to key metrics and to create an owner-oriented culture through our executive compensation programs. The objectives of our executive compensation program are to ensure that we are able to attract and retain highly skilled executives and to provide a compensation program that incentivizes management to optimize business performance, deploy capital productively, and increase long-term stockholder value. While the Committee utilizes several performance measures to align executive compensation with Company performance, all of those measures are not presented in the Pay
Versus Performance table. Moreover, the Committee generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income Per Basic Share
Non-GAAP Measure Description	Adjusted operating income per basic share is calculated by dividing a measure of operating income (referred to as “Adjusted Operating Income”) by the weighted average actual basic shares outstanding during the applicable year. Adjusted Operating Income includes net income (loss) from discontinued operations and floorplan interest expense and excludes, if applicable in a given year, restructuring expenses, goodwill, franchise rights, and other asset impairment charges, certain bonus accruals, charges or credits recorded in SG&A expenses related to our deferred compensation plan, and other significant reserves, losses, or write-downs. Adjusted Operating Income is also adjusted for acquisitions, to the extent such acquisition was not already included in calculating the performance goal, and to reflect a capital charge for the repurchase of shares of our common stock. The Committee also has the authority to make, and from time to time makes, appropriate equitable adjustments to reflect the impact of unusual or infrequently occurring items.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Michael Manley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,928,029		$ 13,588,817		$ 13,499,193	$ 8,513,663
PEO Actually Paid Compensation Amount	$ 22,612,761		$ 20,284,705		$ 12,706,450	$ 8,159,065
PEO Name	Michael Manley		Michael Manley		Michael Manley	Michael Manley
Michael Jackson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 18,288,250	$ 14,198,071
PEO Actually Paid Compensation Amount						$ 42,209,539	$ 28,786,698
PEO Name						Michael Jackson	Michael Jackson
Cheryl Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 12,362,521
PEO Actually Paid Compensation Amount							$ 4,112,952
PEO Name							Cheryl Miller
PEO | Michael Manley [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,684,732		$ 6,695,888		$ (792,743)	$ (354,598)
PEO | Michael Manley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,157,879)		(8,315,079)		(7,199,903)	(6,699,904)
PEO | Michael Manley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,793,037		9,070,897		6,845,204	6,345,306
PEO | Michael Manley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,928,471		5,315,485		(345,729)	0
PEO | Michael Manley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,103		624,585		(92,315)	0
PEO | Michael Manley [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0		0	0
PEO | Michael Jackson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						23,921,289	$ 14,588,627
PEO | Michael Jackson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,099,956)	(7,946,117)
PEO | Michael Jackson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						13,948,969	12,646,506
PEO | Michael Jackson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						18,220,232	10,939,424
PEO | Michael Jackson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,939,393	(1,051,186)
PEO | Michael Jackson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,087,349)	0
PEO | Cheryl Miller [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(8,249,569)
PEO | Cheryl Miller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(8,852,752)
PEO | Cheryl Miller [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							4,131,708
PEO | Cheryl Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Cheryl Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(167,686)
PEO | Cheryl Miller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(3,360,839)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,142,729		1,474,862		(1,362,339)	4,398,188	1,757,257
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,076,382)		(2,582,891)		(2,036,536)	(3,556,044)	(1,804,891)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,410,630		2,159,120		1,769,634	4,437,291	2,834,605
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	815,448		1,236,451		(226,814)	3,342,317	778,518
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	[1]	2,475	[1]	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(6,967)		691,414		(148,343)	174,624	(50,975)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0		$ (31,707)		$ (720,280)	$ 0	$ 0

[1]	Reflects shares withheld to satisfy FICA tax-related obligations in the year of grant for a non-PEO NEO who became retirement eligible in 2023.